Related Party Transactions and Arrangements (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended	0 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended													0 Months Ended
	Dec. 31, 2010	Feb. 28, 2014	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013	Sep. 06, 2012 Sponsor [Member]	Feb. 28, 2013 Special Limited Partner [Member]	Dec. 31, 2012 ARC Real Estate Partners, LLC [Member] Operating Partnership Unit [Member]	Dec. 31, 2011 ARC Real Estate Partners, LLC [Member] Operating Partnership Unit [Member]	Feb. 28, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 ARC Advisory Services, LLC [Member]	Feb. 28, 2013 Sale of ARCT III OP Units [Member]	Dec. 31, 2012 Class B Units [Member]	Feb. 28, 2013 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 ARCT III Merger [Member]	Feb. 28, 2013 ARCT III Merger [Member] ARCP [Member]	Feb. 28, 2013 ARCP Merger [Member] Post-Conversion [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock Entity Wholly Owned by Sponsor [Member]
Feb. 28, 2013
ARCP Merger [Member]
Post-Conversion [Member]
Class B Units [Member]
American Realty Capital III Special Limited Partnership, LLC [Member]
Common Stock
Entity Wholly Owned by Sponsor [Member]
																					Feb. 28, 2013 ARCP Merger [Member] Pre-Conversion [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock Entity Wholly Owned by Sponsor [Member]	Dec. 31, 2012 Legal Services [Member] ARC Advisory Services, LLC [Member]	Dec. 31, 2012 Financial Advisory Services [Member] Realty Captial Securities, LLC and American Realty Capital Advisors, LLC [Member]	Dec. 31, 2012 Average Invested Assets [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Sep. 30, 2012 Amount Available or Outstanding Under Financing Arrangement [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2012 Contract Purchase Price [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 07, 2011 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Mar. 31, 2011 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Sep. 07, 2011 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Mar. 31, 2011 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Dec. 31, 2012 Gross Revenue, Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Asset Management Fees [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2011 Maximum [Member] ARCT III Merger [Member] ARCP [Member]	Dec. 31, 2012 Maximum [Member] Gross Revenue, Managed Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]
Related Party Transaction [Line Items]
Administrative Support Agreement Period, Years						1 year
Merger and other transaction related	$ 0		$ 2,603,000	$ 0								$ 200,000										$ 500,000	$ 100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price																	5,800,000
Merger Expenses Agreed To																							600,000
Related Party Transaction, Acquisition Fees Earned by Related Party, Percentage of Benchmark																										1.00%
Common stock held by related party, percent								1.40%	12.20%
Related Party Transaction, Sales Commissions Earned by Related Party, Percentage of Benchmark																											2.00%	3.00%	6.00%	7.00%
Related Party Transaction, Financing Coordination Fees Earned by Related Party, Percentage of Benchmark																									0.75%
Related Party Transaction, Asset Management Fees Earned by Related Party, Percentage of Benchmark																								0.75%
Related Party Transaction, Cumulative Capital Investment Return, as a Percentage of Benchmark																																	0.00%	0.00%
Antidilutive securtities excluded from computation of earnings per share			1,621,349											137,771	603,599	145,022
Related Party Transaction, Expenses from Transactions with Related Party																																			9,900,000.0
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units																			7,300,000	711,189.95	7,600,000
Equity Ownership Holding Period, Years		1 year
Related Party Transaction, Cumulative Capital Investment Return																																	557,300,000
Related Party Transaction, Proceeds from Related Party													98,400,000
Related Party Transaction, Investment by Affiliate							800,000
ARCP OP Units Issued to Special Limited Partnership					56,797
Related Party Transaction, Property Management Fees Earned by Related Party, Percentage of Benchmark											228429800.00%																				2.00%	4.00%
Related Party Transaction, Oversight Fees Earned by Related Party, Percentage of Benchmark																																					1.00%
Related Party Transactions, Property Management Services Service Period Extension, Days										60 days
Asset Management Fee Percentage, Option 1																		0.50%
Asset Management Fee Percentage, Option 2																	0.40%
Unadjusted Book Value of Assets																																				$ 3,000,000,000